SHORT-TERM INVESTMENTS (Details) $ in Thousands	Dec. 31, 2024 USD ($)
SHORT-TERM INVESTMENTS
Short-term investments	$ 997
Convertible bond
SHORT-TERM INVESTMENTS
Short-term investments	$ 997